Investment Objectives and Goals - Harbor Active Small Cap Growth ETF	Dec. 17, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Harbor Active Small Cap Growth ETFFund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.